Average Annual Total Returns{- Strategic Advisers® Fidelity® Emerging Markets Fund} - 05.31 Strategic Advisers Fidelity Emerging Markets Fund PRO-03 - Strategic Advisers® Fidelity® Emerging Markets Fund
	Strategic Advisers Fidelity Emerging Markets Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Fidelity Emerging Markets Fund-Default Return Before Taxes Since Inception		Strategic Advisers Fidelity Emerging Markets Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Fidelity Emerging Markets Fund-Default After Taxes on Distributions Since Inception		Strategic Advisers Fidelity Emerging Markets Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Fidelity Emerging Markets Fund-Default After Taxes on Distributions and Sales Since Inception		IXYE0 Past 1 year	IXYE0 Since Inception
Total	22.09%	21.31%	[1]	21.94%	20.75%	[1]	13.29%	16.57%	[1]	18.32%	18.68%	[1]

[1]	(a)From October 30, 2018